Leasing - Schedule of Discount Rates (Details)	12 Months Ended
Dec. 31, 2024
Up to five years [member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.78%
Monthly rate	0.55%
Sixteen to thirty years [member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.73%
Monthly rate	0.57%
Up to seven years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.82% [1]
Monthly rate	0.55%
Eight to nine years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.90%
Monthly rate	0.56%
Ten to twelve years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.99%
Monthly rate	0.57%
Thirteen to twenty-two years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.19%
Monthly rate	0.58%
Six to eleven years [member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.68%
Monthly rate	0.56%

[1]	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.